CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)		Class A Ordinary Shares		Class A Additional paid-in capital	Class A	Class B Ordinary Shares	Class B	Shareholders subscription	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Jun. 30, 2023		$ 1,000						$ (1,000)	$ 0	$ 47,058	$ 1,307,784	$ (158,390)	$ 1,196,452
Balance (in Shares) at Jun. 30, 2023	[1]	100,000
Net income										17,416	1,530,931		1,548,347
Settlement of subscription receivable								1,000					1,000
Translation changes of foreign currency statements												(9,281)	(9,281)
Balance at Jun. 30, 2024		$ 1,000						0	0	64,474	2,838,715	(167,671)	2,736,518
Balance (in Shares) at Jun. 30, 2024	[1]	100,000
Issuance of ordinary shares		$ 125		$ 1,695,414	$ 1,695,539	$ 58	$ 58
Issuance of ordinary shares (in Shares)		12,500	[1]			5,800
Issuance of warrants									354,589				354,589
Net income											764,919		764,919
Disposal of subsidiary										$ (64,474)	(267,192)	104,582	(227,084)
Translation changes of foreign currency statements												29,206	29,206
Balance at Jun. 30, 2025		$ 1,125				$ 58		0	2,050,003		3,336,442	(33,883)	5,353,745
Balance (in Shares) at Jun. 30, 2025	[1]	112,500				5,800
Conversion of convertible notes into ordinary shares		$ 4,512							5,660,678				5,665,190
Conversion of convertible notes into ordinary shares (in Shares)	[1]	451,220
Conversion of warrants into ordinary shares		$ 1,121							842,800				843,921
Conversion of warrants into ordinary shares (in Shares)	[1]	112,134
Conversion of pre-delivery shares into ordinary shares		$ 625							436,411				437,036
Conversion of pre-delivery shares into ordinary shares (in Shares)	[1]	62,486
Issuance of warrants									426,600				426,600
Share-based compensation		$ 110							536,470				536,580
Share-based compensation (in Shares)	[1]	11,000
Fractional shares adjustment		$ 36							(36)
Fractional shares adjustment (in Shares)	[1]	3,589
Net income											(196,053)		(196,053)
Translation changes of foreign currency statements												(26,347)	(26,347)
Balance at Jun. 30, 2026		$ 7,529				$ 58		$ 0	$ 9,952,926		$ 3,140,389	$ (60,230)	$ 13,040,672
Balance (in Shares) at Jun. 30, 2026	[1]	752,929				5,800

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.